PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 0.9%
Lockheed Martin Corp.	495	$173,314
Air Freight & Logistics 0.7%
FedEx Corp.	548	142,190
Banks 5.7%
Bank of America Corp.	5,295	125,492
Citigroup, Inc.	5,739	237,709
JPMorgan Chase & Co.	3,407	334,022
PNC Financial Services Group, Inc. (The)	3,524	394,265
		1,091,488
Beverages 1.0%
PepsiCo, Inc.	1,442	192,204
Building Products 2.1%
Johnson Controls International PLC	9,631	406,525
Capital Markets 3.7%
Goldman Sachs Group, Inc. (The)	1,992	376,568
KKR & Co., Inc.	9,884	337,538
		714,106
Chemicals 2.2%
FMC Corp.	4,046	415,686
Containers & Packaging 2.0%
Avery Dennison Corp.	2,725	377,113
Diversified Consumer Services 1.8%
Service Corp. International	7,382	341,860
Diversified Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	4,263	237,875
Electric Utilities 0.6%
Edison International	2,117	118,637

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	6,003	$191,916
Entertainment 1.8%
Walt Disney Co. (The)	2,830	343,137
Equity Real Estate Investment Trusts (REITs) 4.1%
Alexandria Real Estate Equities, Inc.	742	112,428
Crown Castle International Corp.	948	148,077
Equinix, Inc.	370	270,559
SBA Communications Corp.	906	263,075
		794,139
Food & Staples Retailing 2.0%
Sysco Corp.	3,993	220,853
Walmart, Inc.	1,216	168,720
		389,573
Food Products 1.4%
Hershey Co. (The)	599	82,339
Mondelez International, Inc. (Class A Stock)	3,375	179,280
		261,619
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	4,391	461,538
Stryker Corp.	1,751	353,720
		815,258
Health Care Providers & Services 1.6%
Humana, Inc.	791	315,830
Hotels, Restaurants & Leisure 3.2%
McDonald’s Corp.	1,834	390,642
Six Flags Entertainment Corp.	10,032	216,892
		607,534
Household Durables 4.1%
D.R. Horton, Inc.	6,870	458,985

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
KB Home	1,507	$48,601
Toll Brothers, Inc.	6,656	281,415
		789,001
Household Products 0.9%
Reynolds Consumer Products, Inc.	5,997	169,355
Industrial Conglomerates 1.3%
Honeywell International, Inc.	1,488	245,446
Insurance 1.7%
Marsh & McLennan Cos., Inc.	3,223	333,452
IT Services 3.5%
Mastercard, Inc. (Class A Stock)	1,115	321,833
Visa, Inc. (Class A Stock)	1,873	340,343
		662,176
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	642	303,743
Machinery 4.5%
Caterpillar, Inc.	2,550	400,478
Deere & Co.	2,053	463,793
		864,271
Metals & Mining 1.0%
Newmont Corp.	3,002	188,646
Multi-Utilities 1.7%
CenterPoint Energy, Inc.	9,161	193,572
Sempra Energy	1,016	127,366
		320,938
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	2,020	140,390

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Enbridge, Inc. (Canada)	7,535	$207,664
Williams Cos., Inc. (The)	20,436	392,167
		740,221
Pharmaceuticals 6.0%
AstraZeneca PLC (United Kingdom), ADR	8,406	421,645
Bristol-Myers Squibb Co.	2,978	174,064
Eli Lilly & Co.	1,978	258,050
Zoetis, Inc.	1,930	306,001
		1,159,760
Road & Rail 5.6%
Norfolk Southern Corp.	1,979	413,849
TFI International, Inc. (Canada)	6,752	300,869
Union Pacific Corp.	1,997	353,848
		1,068,566
Semiconductors & Semiconductor Equipment 10.6%
ASML Holding NV (Netherlands)	1,029	371,685
Lam Research Corp.	771	263,744
NVIDIA Corp.	686	343,933
QUALCOMM, Inc.	4,933	608,535
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2,902	243,391
Texas Instruments, Inc.	1,426	206,185
		2,037,473
Software 3.7%
Intuit, Inc.	1,366	429,853
Microsoft Corp.	1,391	281,636
		711,489
Specialty Retail 1.8%
Home Depot, Inc. (The)	1,306	348,323
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	4,894	532,761

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc. (Class B Stock)	3,887	$466,751

Total Long-Term Investments (cost $14,563,065)		18,872,376

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $349,871)(w)	349,871	349,871

TOTAL INVESTMENTS 100.2% (cost $14,912,936)		19,222,247
Liabilities in excess of other assets (0.2)%		(28,948)

Net Assets 100.0%		$19,193,299

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).